Moderna Collaboration and License Agreement - Schedule of Estimated Revenue Expected to be Recognized in The Future Related to Performance Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Performance obligations:
Option rights	$ 41,250	$ 41,250